March 13, 2019

DREYFUS VARIABLE INVESTMENT FUND

Growth and Income Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

John Bailer, David Intoppa and Leigh N. Todd are the fund's primary portfolio managers, a position Mr. Bailer has held since September 2008 and Mr. Intoppa and Ms. Todd have each held since March 2019. Mr. Bailer, a chartered financial analyst, is a senior managing director at Mellon Investments Corporation (Mellon), an affiliate of Dreyfus, and is the lead portfolio manager of U.S. dividend-oriented high dividend income and equity income strategies. In addition, he functions as a senior research analyst on the Dynamic Large Cap Value strategy where he is responsible for the consumer, technology, and telecommunication sectors. Mr. Intoppa is a director and senior research analyst at Mellon. Ms. Todd is a managing director and senior research analyst at Mellon. Each of the portfolio managers also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

John Bailer, David Intoppa and Leigh N. Todd are the fund's primary portfolio managers, a position Mr. Bailer has held since September 2008 and Mr. Intoppa and Ms. Todd have each held since March 2019. Messrs. Bailer and Intoppa and Ms. Todd are jointly and primarily responsible for the day-to-day management of the fund's portfolio. Mr. Bailer, a chartered financial analyst, is a senior managing director at Mellon Investments Corporation, and is the lead portfolio manager of U.S. dividend-oriented high dividend income and equity income strategies. In addition, he functions as a senior research analyst on the Dynamic Large Cap Value strategy where he is responsible for the consumer, technology, and telecommunication sectors. He has been employed by Mellon or a predecessor company of Mellon since 1992 and has been employed by Dreyfus since 2003. Mr. Intoppa is a director and senior research analyst at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2006, and by Dreyfus since 2015. Ms. Todd is a managing director and Director of Global Equity Research Strategies at Mellon and a portfolio manager on Mellon's U.S. Large Cap Growth Equity and Focused Large Cap Growth Equity strategies. She has been employed by Mellon or a predecessor company of Mellon since 2005, and by Dreyfus since 2001. The portfolio managers manage the fund in their capacity as employees of Dreyfus.

March 13, 2019

DREYFUS VARIABLE INVESTMENT FUND

Opportunistic Small Cap Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed since June 2011 by a team of portfolio managers employed by Dreyfus and Mellon Investments Corporation (Mellon), an affiliate of Dreyfus. The team consists of Patrick Kent, CFA, CMT, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile. Mr. Kent, the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon, has been the fund's primary or lead portfolio manager since March 2019. Prior to joining Mellon, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. Messrs. Boyd and Dutile are each managing directors, equity research analysts and portfolio managers at Mellon and have been portfolio managers of the fund since February 2010. Mr. Duncan is a director at Mellon and has been a portfolio manager of the fund since November 2017.

The following information supersedes and replaces the third paragraph in "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of portfolio managers since 2011. The team members are Patrick Kent, CFA, CMT, the lead portfolio manager, James Boyd, Brian Duncan and Dale Dutile. Messrs. Kent, Boyd, Duncan and Dutile are employees of Dreyfus and Mellon Investments Corporation. Mr. Kent is the lead portfolio manager for the opportunistic value strategies and head of the opportunistic value investment team at Mellon. He has been employed by Mellon since 2019 and has been the fund's primary or lead portfolio manager since March 2019. Prior to joining Mellon, Mr. Kent was a portfolio manager at Wellington Management, which he joined in 2011. At Wellington, Mr. Kent co-managed the firm's global all-cap impact investing strategy, which paired top-down thematic research with bottom-up stock selection and focused on positive social and environmental impact. Mr. Boyd has been a portfolio manager of the fund since February 2010 and is a managing director, equity research analyst and portfolio manager at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2005. Mr. Dutile has been a portfolio manager of the fund since February 2010 and is a managing director, equity research analyst and portfolio manager at Mellon. He has been employed by Mellon or a predecessor company of Mellon since July 2006. Mr. Duncan has been a portfolio manager of the fund since November 2017 and is a director at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 2005. Mr. Kent, and Messrs. Boyd and Dutile, and Mr. Duncan also have been employees of Dreyfus since March 2019, December 2008 and December 2014, respectively, and manage the fund in their capacity as employees of Dreyfus.